UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Emerging Markets Value Fund Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant's telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

ITEM 1.                  SCHEDULE OF INVESTMENTS.

Dimensional Emerging Markets Value Fund Inc.

Form N-Q

February 28, 2006

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedule of Investments

Notes to Schedule of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

FHLMC	Federal Home Loan Mortgage Corporation
ADR	American Depositary Receipt

Investment Footnotes

††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.
*	Non-Income Producing Security.
##	See Federal Tax Cost Note within the Notes to Schedule of Investments.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value ††
SOUTH AFRICA — (12.2%)
COMMON STOCKS — (12.2%)
	ABSA Group, Ltd.	898,244	$16,685,064
	Advtech, Ltd.	620,958	231,824
	Aeci, Ltd.	367,392	3,183,072
	Afgri, Ltd.	1,376,115	1,425,575
*	African Rainbow Minerals, Ltd.	1,038,945	7,222,294
	AG Industries, Ltd.	600,361	297,655
	Allied Electronics Corp., Ltd.	401,440	1,653,483
	Argent Industrial, Ltd.	209,277	465,239
*	AST Group, Ltd.	740,636	76,594
	Aveng, Ltd.	1,359,173	5,245,346
	AVI, Ltd.	928,811	2,516,973
	Barloworld, Ltd.	819,438	15,803,966
*	Bell Equipment, Ltd.	327,590	530,356
	Business Connexion Group	465,381	578,073
	Bytes Technology Group, Ltd.	314,654	610,833
	Capitec Bank Holdings, Ltd.	171,133	859,967
	Caxton & CTP Publishers & Printers, Ltd.	1,649,003	3,623,527
	City Lodge Hotels, Ltd.	21,170	176,646
*	Corpgro, Ltd.	579,166	0
	Datacentrix Holdings, Ltd.	319,399	129,831
*	Datatec, Ltd.	489,644	1,742,616
	Delta Electrical Industries, Ltd.	185,990	1,114,272
*	Dimension Data Holdings PLC	3,977,377	3,308,857
	Distell Group, Ltd.	668,065	4,115,311
	Dorbyl, Ltd.	105,718	215,648
*	Durban Roodeport Deep, Ltd.	155,655	216,920
	Ellerine Holdings, Ltd.	275,373	3,790,922
	Enviroserv Holdings, Ltd.	259,484	267,504
	Gold Reef Casino Resorts, Ltd.	344,218	836,143
	Group Five, Ltd.	258,794	1,129,461
*	Harmony Gold Mining Co., Ltd.	1,528,002	21,102,048
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	3,927,709
	Hudaco Industries, Ltd.	104,300	843,951
	Iliad Africa, Ltd.	76,658	155,314
	Illovo Sugar, Ltd.	1,015,749	2,403,100
	Imperial Holdings, Ltd.	349,923	8,754,201
	Investec, Ltd.	187,263	9,372,188
*	JCI, Ltd.	4,289,448	111,193
	Johnic Communications, Ltd.	294,723	2,901,414
	Liberty Group, Ltd.	1,494,978	20,429,778
	M Cubed Holdings, Ltd.	1,850,526	116,529
	Medi-Clinic Corp., Ltd.	1,225,730	3,974,628

	Metair Investment, Ltd.	25,609	1,101,200
*	Metorex, Ltd.	610,501	903,391
	Metropolitan Holdings, Ltd.	2,069,093	4,463,939
	Mittal Steel South Africa, Ltd.	2,388,294	23,527,845
*	Murray & Roberts Holdings, Ltd.	1,024,849	3,777,323
	Mvelaphanda Group, Ltd.	533,601	832,124
	Nampak, Ltd.	2,196,247	5,855,687
	Nedbank Group, Ltd.	2,021,460	39,018,330
	New Clicks Holdings, Ltd.	1,422,747	2,448,405
*	New Corpcapital, Ltd.	579,166	20,671
	Northam Platinum, Ltd.	830,061	3,402,932
	Nu-World Holdings, Ltd.	75,218	426,477
	Oceana Group, Ltd.	407,669	974,111
	Old Mutual PLC	12,517,943	39,339,921
	Omnia Holdings, Ltd.	143,874	1,018,754
*	Palabora Mining Co., Ltd.	69,265	326,417
	Peregrine Holdings, Ltd.	770,533	973,022
	Prism Holdings, Ltd.	458,100	85,735
	PSG Group, Ltd.	278,342	1,017,188
	Rainbow Chicken, Ltd.	1,064,875	1,653,259
*	Randgold & Exploration Co., Ltd.	256,811	370,305
	Redefine Income Fund, Ltd.	83,325	83,657
*	Sanlam, Ltd.	8,883,110	22,995,694
	Santam, Ltd.	460,528	6,826,733
	Sappi, Ltd.	887,864	11,289,134
	Steinhoff International Holdings, Ltd.	3,474,550	11,372,004
*	Sun International, Ltd.	140,119	2,115,165
	Telkom SA, Ltd.	270,000	7,103,803
	Tiger Wheels, Ltd.	264,796	966,290
	Tongaat-Hulett Group, Ltd.	532,348	7,944,114
	Trans Hex Group, Ltd.	326,518	653,070
	Trencor, Ltd.	666,282	2,542,182
	UCS Group, Ltd.	687,793	216,078
	Unitrans, Ltd.	165,695	1,113,741
	Value Group, Ltd.	562,990	285,676
*	Western Areas, Ltd.	424,500	2,606,754

TOTAL — SOUTH AFRICA			361,797,156

INDIA — (12.0%)
COMMON STOCKS — (12.0%)

	Aarti Industries, Ltd.	147,420	249,619
	Adani Exports, Ltd.	1,287,587	1,657,123
	Aftek Infosys, Ltd.	564,418	1,161,923
*	Agro Tech Foods, Ltd.	136,705	419,780
	Alembic, Ltd.	54,223	467,166
	Alok Industries, Ltd.	736,832	1,244,576
	Amtek Auto, Ltd.	44,309	346,736
	Apollo Tyres, Ltd.	175,197	1,176,011
*	Aptech, Ltd.	20,996	57,822
	Arvind Mills, Ltd.	1,185,419	2,638,719
	Ashok Leyland, Ltd.	5,581,530	4,786,854
	Aurobindo Pharmaceuticals, Ltd.	215,126	2,695,608

	Avaya Globalconnect, Ltd.	3,935	39,889
*	Bajaj Auto Finance, Ltd.	37,588	467,019
	Bajaj Auto, Ltd.	76,284	4,485,592
*	Balaji Telefilms, Ltd.	10,796	40,342
	Ballarpur Industries, Ltd.	886,062	2,536,229
	Balmer Lawrie & Co., Ltd.	39,215	508,498
*	Bank of Rajasthan, Ltd.	351,617	386,022
	BASF India, Ltd.	84,085	437,401
	BOC India, Ltd.	196,517	671,643
	Bombay Dyeing & Manufacturing Co., Ltd.	56,026	471,788
*	Ceat, Ltd.	21,553	33,048
*	Century Enka, Ltd.	133,495	544,603
	Century Textiles & Industries, Ltd.	276,538	2,116,547
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	2,121,499
	Cholamandalam Investment & Finance Co., Ltd.	347	1,601
*	City Union Bank, Ltd.	28,787	72,025
*	Colour-Chem, Ltd.	2,398	18,085
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	353,125	780,910
*	D-Link (India), Ltd.	66,109	177,390
	Dr. Reddy’s Laboratories, Ltd.	333,699	9,769,701
	E.I.D. - Parry (India), Ltd.	241,339	1,311,407
	EIH, Ltd.	83,011	1,234,373
*	Elder Pharmaceuticals, Ltd.	54,402	318,301
	Electrosteel Casings, Ltd.	43,769	348,693
*	Elgi Equipments, Ltd.	174,405	257,555
*	Escorts, Ltd.	226,339	414,167
*	Essar Steel, Ltd.	807,651	710,013
	Essel Propack, Ltd.	77,366	596,616
*	Eveready Industries (India), Ltd.	301,461	811,956
*	Everest Industries, Ltd.	23,275	93,213
	Exide Industries, Ltd.	114,382	617,669
	FDC, Ltd.	64,911	73,371
	Federal Bank, Ltd.	308,952	1,190,451
	Finolex Cables, Ltd.	104,411	796,054
	Finolex Industries, Ltd.	695,629	1,181,665
	GHCL, Ltd.	88,654	259,204
	Godrej Industries, Ltd.	1,000	9,319
	Great Eastern Shipping Co., Ltd.	1,032,054	5,703,115
	GTL, Ltd.	544,800	1,378,158
	Gujarat Alkalies & Chemicals, Ltd.	377,390	1,282,340
	Gujarat Ambuja Cements, Ltd.	1,523,923	3,000,915
	Gujarat Fluorochemicals, Ltd.	50,745	459,087
	Gujarat Narmada Valley Fertilizers Co., Ltd.	601,145	1,726,227
	Gujarat State Fertilizers & Chemicals, Ltd.	447,664	1,926,961
	H.E.G., Ltd.	99,150	374,718
	HCL Technologies, Ltd.	150,000	2,056,833
	HDFC Banking, Ltd.	157,006	2,578,535
*	Himachal Futuristic Communications, Ltd.	2,540,888	1,311,100
	Himatsingka Seide, Ltd.	72,528	228,407
	Hinduja TMT, Ltd.	93,601	802,837
*	Hindustan Motors, Ltd.	296,702	237,612
*	Hindustan Sanitaryware & Industries, Ltd.	24,608	69,395
*	Hotel Leelaventure, Ltd.	265,698	1,899,996
	I.B.P. Co., Ltd.	7,999	99,304

	ICI India, Ltd.	45,061	414,405
*	Igate Global Solutions, Ltd.	20,446	115,971
*	India Cements, Ltd.	602,757	1,912,488
*	India Glycols, Ltd.	110,588	410,711
	Indian Hotels Co., Ltd.	294,289	8,210,382
	Indian Petrochemicals Corp., Ltd.	1,306,558	6,835,279
	Indian Rayon & Industries, Ltd.	126,723	2,114,115
	Indo Gulf Fertilisers, Ltd.	23,783	119,887
	Indo Rama Synthetics (India), Ltd.	202,314	341,304
	IndusInd Bank, Ltd.	1,436,430	1,624,893
	Industrial Development Bank of India, Ltd.	3,178,422	6,009,203
*	Infotech Enterprises, Ltd.	11,561	133,254
	Ingersoll-Rand (India), Ltd.	80,491	686,745
	IPCA Laboratories, Ltd.	49,978	379,027
*	Ispat Industries, Ltd. Post Reconstruction	2,195,639	865,362
	IVRCL Infrastructures & Projects, Ltd.	13,452	313,221
	J.B. Chemicals & Pharmaceuticals, Ltd.	204,233	562,007
*	J.K. Industries, Ltd.	117,685	316,953
	Jammu & Kashmir Bank, Ltd.	190,012	2,187,367
*	JBF Industries, Ltd.	35,983	56,630
	Jindal Poly Films, Ltd.	21,594	136,853
	Jindal Saw, Ltd.	60,558	603,848
*	Jindal Stainless, Ltd.	614,306	1,318,677
	Jindal Steel & Power, Ltd.	27,266	935,919
*	JSW Steel, Ltd.	624,983	2,902,942
	Kesoram Industries, Ltd.	136,927	510,946
	Kirloskar Oil Engines, Ltd.	151,023	669,059
	LIC Housing Finance, Ltd.	345,645	1,562,208
*	Maharashtra Scooters, Ltd.	13,612	108,569
	Mahavir Spinning Mills, Ltd.	82,290	658,829
	Mahindra & Mahindra, Ltd.	219,880	2,902,208
	Maruti Udyog, Ltd.	182,830	3,385,330
	Mastek, Ltd.	41,625	610,912
*	Merck, Ltd.	19,905	253,674
	Moser Baer (India), Ltd.	529,290	2,637,807
*	Mphasis BFL, Ltd.	292,087	1,136,463
	MRF, Ltd.	14,402	1,007,228
*	Mukand, Ltd.	296,535	562,229
*	Nagarjuna Fertilizers & Chemicals, Ltd.	1,476,016	498,501
	Nahar Spinning Mills, Ltd.	31,075	153,968
*	Natco Pharma, Ltd.	71,082	221,386
*	National Organic Chemical Industries, Ltd.	598,288	349,088
	Navneet Publications (India), Ltd.	23,748	160,393
*	NIIT Technologies, Ltd.	23,227	91,132
	NIIT, Ltd.	19,941	112,724
	Nirma, Ltd.	140,496	1,537,775
*	Omax Autos, Ltd.	20,202	63,692
	Orchid Chemicals & Pharmaceuticals, Ltd.	199,488	1,448,242
	Patni Computer Systems, Ltd.	162,747	1,704,024
*	Pentamedia Graphics, Ltd.	658,344	83,911
*	Petronet LNG, Ltd.	131,253	176,306
	Polaris Software Lab, Ltd.	380,771	931,448
*	Polyplex Corp., Ltd.	41,389	122,324
*	Pricol, Ltd.	49,154	46,412

*	Prism Cements, Ltd.	269,139	151,589
	PSL Holdings, Ltd.	52,822	316,459
	Punjab Tractors, Ltd.	284,281	1,497,693
*	Rain Calcining, Ltd.	310,692	330,611
*	Rajasthan Spinning & Weaving Mills, Ltd.	35,562	100,693
*	Rama Newsprint & Papers, Ltd.	84,210	19,124
	Raymond, Ltd.	261,017	2,563,476
*	Reliance Capital Ventures, Ltd.	6,786,159	3,670,887
*	Reliance Communication Ventures, Ltd.	6,786,159	0
*	Reliance Energy Ventures, Ltd.	6,786,159	6,560,081
*	Reliance Industries, Ltd.	6,786,159	130,444,873
*	Reliance Natural Resources, Ltd.	6,786,159	0
	Rolta India, Ltd.	321,636	1,594,997
	Ruchi Soya Industries, Ltd.	48,407	341,528
	Samtel Color, Ltd.	77,810	101,333
	Sesa Goa, Ltd.	8,700	221,249
	Shriram Transport Finance Co., Ltd.	31,202	81,423
*	Sona Koyo Steering Systems, Ltd.	29,642	51,636
*	Sonata Software, Ltd.	457,576	338,830
*	Srei Infrastructure Finance, Ltd.	14,741	20,670
	SRF, Ltd.	132,296	820,433
	Sterlite Industries (India), Ltd. Series A	247,856	7,375,379
*	Sterlite Optical Technologies, Ltd.	140,600	300,564
*	Supreme Petrochem, Ltd.	69,306	40,439
	Tata Chemicals, Ltd.	1,092,020	5,850,586
*	Tata Investment Corp., Ltd.	55,760	525,142
	Tata Steel, Ltd.	1,899,526	18,381,659
	Tata Tea, Ltd.	166,270	3,499,126
*	Tele Data Informatics, Ltd.	87,903	39,732
*	The Karnataka Bank, Ltd.	66,072	157,736
*	The South India Bank, Ltd.	76,352	116,183
	Tube Investments of India, Ltd.	64,584	798,751
	TVS Motor Co., Ltd.	269,922	725,062
	Ucal Fuel Systems, Ltd.	4,360	19,680
	Unichem Laboratories, Ltd.	20,832	138,252
*	Usha Martin, Ltd.	139,597	528,210
	UTI Bank, Ltd.	1,388,368	10,285,043
*	Uttam Galva Steels	194,165	181,249
	Varun Shipping Co.	469,669	776,118
*	Videocon Industries, Ltd.	35,767	336,952
	Videsh Sanchar Nigam, Ltd.	929,481	7,633,787
	Visualsoft Technologies, Ltd.	97,597	429,531
*	Welspun India, Ltd.	24,452	56,712
*	Welspun-Gujarat Stahl Rohren, Ltd.	36,557	75,495
	Zee Telefilms, Ltd. Series B	2,095,477	8,303,327
*	Zensar Technologies, Ltd.	21,303	95,346
*	Zuari Industries, Ltd.	77,371	334,986
TOTAL COMMON STOCKS			357,388,199

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	1,463,759	0

TOTAL — INDIA			357,388,199

SOUTH KOREA — (10.9%)
COMMON STOCKS — (10.9%)
*	Aekyung Petrochemical Co., Ltd.	10,140	181,410
	Asia Cement Manufacturing Co., Ltd.	9,438	378,545
	AUK Corp.	24,000	73,684
	Baiksan Co., Ltd.	41,550	78,061
*	Boo Kook Securities Co., Ltd.	17,385	264,724
	BYC Co., Ltd.	810	93,558
*	Byuck San Corp.	2,132	26,220
*	Byuck San Engineering and Construction Co., Ltd.	87,860	598,246
*	Capro Corp.	16,830	64,721
	Cheil Industrial, Inc.	95,804	3,687,022
*	Cho Kwang Leather Co., Ltd.	4,860	23,263
	Choil Aluminum Manufacturing Co., Ltd.	5,770	43,463
	Chon Bang Co., Ltd.	2,520	99,069
	Chosun Refractories Co., Ltd.	7,370	252,571
*	CKD Bio Corp.	3,109	17,918
*	D.I Corp.	65,430	164,218
	Dacom Corp.	43,360	583,116
	Dae Chang Industrial Co.	6,170	31,649
	Dae Dong Industrial Co., Ltd.	3,930	38,685
	Dae Han Fire & Marine Insurance Co., Ltd.	12,610	139,000
*	Dae Sang Corp.	49,644	757,054
	Dae Won Kang Up Co., Ltd.	13,100	240,727
*	Dae Young Packaging Co., Ltd.	356,210	54,693
*	Daeduck Electronics Co., Ltd.	58,160	501,553
*	Daeduck Industries Co., Ltd.	39,860	455,389
	Daegu Bank Co., Ltd.	193,922	3,002,386
	Daehan Flour Mills Co., Ltd.	2,525	389,151
	Daehan Synthetic Fiber Co., Ltd.	2,000	123,771
	Daelim Industrial Co., Ltd.	70,240	4,694,433
	Daelim Trading Co., Ltd.	31,482	182,866
*	Daesang Holdings Co., Ltd.	33,096	154,048
*	Daesung Industrial Co., Ltd.	7,690	402,428
*	Daewon Pharmaceutical Co., Ltd.	6,610	47,934
	Daewoo Engineering & Construction Co., Ltd.	819,780	10,592,800
*	Daewoo Motor Sales Corp.	61,560	1,338,281
	Daewoong Co., Ltd.	12,340	258,937
	Dahaam E-Tec Co., Ltd.	5,985	129,384
	Daishin Securities Co., Ltd.	103,481	2,341,907
	Daiyang Metal Co., Ltd.	40,000	53,813
*	Daou Technology, Inc.	60,000	334,697
	DC Chemical Co., Ltd.	38,990	1,372,720
	Dong Ah Tire Industrial Co., Ltd.	43,904	247,421
*	Dong Hai Pulp Co., Ltd.	14,310	35,149
	Dong IL Rubber Belt Co., Ltd.	7,940	28,478
	Dong Wha Pharmaceutical Industries Co.	5,167	90,352
*	Dong Won Co., Ltd.	5,520	64,698
*	Dong Yang Department Store Co., Ltd.	9,000	183,374
	Dongbu Corp.	46,410	786,628
*	Dongbu Hannong Chemical Co., Ltd.	14,890	240,750
	Dongbu Securities Co., Ltd.	22,040	234,424

*	Dongbu Steel Co., Ltd.	46,108	395,680
*	Dongbuanam Semiconductor, Inc.	324,465	834,404
	Dong-Il Corp.	4,310	272,447
*	Dongkook Industries Co., Ltd.	1,620	9,619
	Dongkuk Steel Mill Co., Ltd.	155,862	3,024,093
	Dongsu Industrial Co., Ltd.	9,240	216,238
	Dongsung Chemical Co., Ltd.	3,770	31,119
*	Dongwon F&B Co., Ltd.	6,666	410,752
	Dongwon Financial Holding Co., Ltd.	116,926	4,479,411
	Dongwon Industries Co., Ltd.	1,876	55,602
*	Dongyang Express & Construction Corp.	3,727	151,162
	Dongyang Express Bus Corp.	1,522	26,675
	Dongyang Mechatronics Corp.	20,680	96,093
*	Doosan Corp.	47,020	1,739,687
*	Doosan Heavy Industries & Construction Co., Ltd.	400,500	13,881,525
*	Doosan Industrial Development Co., Ltd.	193,240	1,852,773
	DPI Co., Ltd.	33,340	269,037
*	Duck Yang Industry Co., Ltd.	4,000	37,252
*	Enex Co., Ltd.	5,960	39,125
	F&F Co., Ltd.	23,100	155,005
*	First Fire & Marine Insurance Co., Ltd.	40,160	189,153
	Fursys, Inc.	24,120	800,555
	Global & Yuasa Battery Co., Ltd.	11,600	49,399
	Green Cross Corp.	10,540	711,725
	GS Engineering & Construction Corp.	104,882	5,695,625
	GS Holdings Corp.	30,000	802,434
	Halla Engineering & Construction Corp.	7,450	198,421
	Han Kuk Carbon Co., Ltd.	25,070	95,794
*	Han Wha Corp.	146,740	4,526,557
	Han Yang Securities Co., Ltd.	24,940	254,990
	Hana Securities Co., Ltd.	40,790	744,774
	Handok Pharmaceuticals Co., Ltd.	18,150	258,324
	Handsome Corp.	35,380	673,810
	Hanil Cement Manufacturing Co., Ltd.	18,013	1,413,377
*	Hanil E-Wha Co., Ltd.	79,730	175,689
	Hanil Iron & Steel Co., Ltd.	1,815	31,650
	Hanjin Heavy Industry Co., Ltd.	165,520	4,144,037
	Hanjin Shipping Co., Ltd.	52,280	1,223,784
	Hanjin Transportation Co., Ltd.	23,460	668,662
	Hankook Cosmetics Co., Ltd.	30,000	89,489
	Hankook Tire Manufacturing Co., Ltd.	150,550	1,907,751
	Hankuk Electric Glass Co., Ltd.	23,010	770,566
*	Hankuk Glass Industries, Inc.	22,200	861,663
	Hankuk Paper Manufacturing Co., Ltd.	9,800	349,476
*	Hanmi Capital Co., Ltd.	28,690	238,629
	Hansae Co., Ltd.	3,260	72,493
*	Hansol Chemical Co., Ltd.	12,467	106,883
	Hansol Paper Co., Ltd.	102,044	1,408,201
	Hanssem Co., Ltd.	12,390	83,777
*	Hanwha Chemical Corp.	246,060	3,364,348
	Hanwha Securities Co., Ltd.	62,690	695,891
	Heesung Cable, Ltd.	3,660	60,603
	Histeel Co., Ltd.	1,188	16,553
*	Honam Petrochemical Corp.	25,470	1,495,234

	Hotel Shilla, Ltd.	76,920	991,710
*	HS R&A Co., Ltd.	4,980	83,740
	Huchems Fine Chemical Corp.	45,340	311,026
*	Huneed Technologies Co., Ltd.	90,030	84,933
	Husteel Co., Ltd.	10,370	146,439
	Hwa Sung Industrial Co.	26,510	296,733
*	Hwashin Co., Ltd.	42,000	122,520
*	Hyosung T & C Co., Ltd.	72,817	1,108,414
	Hyundai Cement Co., Ltd.	15,435	541,821
	Hyundai Department Store H & S Co., Ltd.	8,362	619,968
	Hyundai Heavy Industries Co., Ltd.	189,160	14,957,425
	Hyundai Hysco	170,820	2,217,663
	Hyundai Merchant Marine Co., Ltd.	193,270	2,960,545
	Hyundai Motor Co., Ltd.	446,030	37,907,929
	Hyundai Pharmaceutical Ind. Co., Ltd.	4,200	97,305
*	Hyundai Securities Co., Ltd.	249,730	3,929,279
	Il Dong Pharmaceutical Co., Ltd.	5,840	255,770
*	Iljin Diamond Co., Ltd.	9,368	177,610
*	Iljin Display Co., Ltd.	5,361	77,293
*	Iljin Electric, Ltd.	26,530	83,935
	Ilshin Spinning Co., Ltd.	3,600	159,603
	Ilsung Pharmaceutical Co., Ltd.	3,990	248,847
	INI Steel Co., Ltd.	235,930	6,903,792
	ISU Chemical Co., Ltd.	14,350	152,290
	Jeil Pharmaceutical Co.	2,220	171,637
	Jeonbuk Bank, Ltd.	56,741	491,178
*	Jinro, Ltd.	407	18,862
*	Joongang Construction Co., Ltd.	9,880	239,279
	KCC Corp.	29,050	5,786,617
*	Keang Nam Enterprises Co., Ltd.	19,942	217,135
	KEC Corp.	155,000	344,279
	Keyang Electric Machinery Co., Ltd.	71,760	134,687
	KG Chemical Corp.	11,123	70,075
	Kia Motors Corp.	899,680	19,314,853
	Kodenshi Korea Corp.	38,000	88,872
	Kolon Chemical Co., Ltd.	20,220	268,067
*	Kolon Industries, Inc.	32,379	376,776
*	Kolon International Corp.	1,905	15,626
	Korea Cast Iron Pipe Co., Ltd.	44,688	195,470
*	Korea Circuit Co.	31,660	222,042
	Korea Development Co., Ltd.	23,520	659,907
*	Korea Development Leasing Corp.	6,348	269,538
	Korea Electric Terminal Co., Ltd.	9,980	177,580
*	Korea Fine Chemical Co., Ltd.	7,000	91,515
	Korea Flange Co., Ltd.	10,290	149,909
	Korea Iron & Steel Co., Ltd.	25,230	893,023
	Korea Iron & Steel Works Co., Ltd.	21,294	554,565
*	Korea Komho Petrochemical Co., Ltd.	61,750	1,891,221
	Korea Mutual Savings Bank	14,910	261,223
*	Korea Petrochemical Industry Co., Ltd.	12,300	283,356
	Korea Polyol Co., Ltd.	11,768	504,128
	Korea Zinc Co., Ltd.	52,610	3,656,808
	Korean Air Co., Ltd.	203,658	6,713,304
	Korean Air Terminal Service Co., Ltd.	3,490	84,053

*	KP Chemical Corp.	201,976	1,083,422
	KT Freetel, Ltd.	81,000	2,154,894
*	KTB Network, Ltd.	135,720	803,352
	Kukdo Chemical Co., Ltd.	8,710	133,453
	Kukdong City Gas Co., Ltd.	12,780	318,968
*	Kumho Industrial Co., Ltd.	99,300	2,258,971
	Kunsul Chemical Industrial Co., Ltd.	12,700	174,653
	Kwang Dong Pharmaceutical Co., Ltd.	114,660	431,972
	Kyeryong Construction Industrial Co., Ltd.	17,500	579,180
	Kyobo Securities Co., Ltd.	76,680	897,087
	Kyong Dong Boiler Co., Ltd.	3,450	66,078
*	Kyungbang Co., Ltd.	1,856	241,473
	LG Cable, Ltd.	81,160	2,730,631
	LG Chemical Investment, Ltd.	129,850	4,510,757
	LG Chemical, Ltd.	26,500	1,329,653
	LG International Corp.	117,374	2,753,959
*	Lotte Chilsung Beverage Co., Ltd.	80	91,563
*	Lotte Confectionary Co., Ltd.	1,170	1,436,786
*	Lotte Sam Kang Co., Ltd.	2,460	536,972
	Meritz Fire Marine Insurance	168,100	825,570
*	Meritz Securities Co., Ltd.	73,900	553,564
	Motonic Corp.	640	20,302
	Namhae Chemical Corp.	105,810	301,800
*	Namyang Dairy Products Co., Ltd.	1,600	1,020,924
	Nong Shim Holdings Co., Ltd.	1,750	155,583
	Ottogi Corp.	7,320	939,517
*	Pantech Co., Ltd.	40,270	288,820
	PaperCorea, Inc.	19,552	79,934
*	Partsnic Co., Ltd.	11,310	12,717
	Pohang Coated Steel Co., Ltd.	12,780	252,232
	Poong Lim Industrial Co., Ltd.	32,280	282,486
	Poong San Corp.	66,220	1,426,152
	POSCO	420	98,984
	Pum Yang Construction Co., Ltd.	14,667	160,286
	Pusan Bank	200,400	2,645,828
	Pusan City Gas Co., Ltd.	23,820	521,718
	Pyung Hwa Industrial Co., Ltd.	63,559	420,017
*	Rocket Electric Co., Ltd.	3,460	25,469
*	Saehan Industries, Inc.	95,610	385,567
*	Saehan Media Corp.	31,250	59,508
	Sam Yung Trading Co., Ltd.	13,840	30,806
*	Sambu Construction Co., Ltd.	11,398	263,016
*	Samhwa Crown and Closure Co., Ltd.	3,100	42,066
	Samhwa Paints Industrial Co., Ltd.	33,600	100,836
	Samlip Industrial Co., Ltd.	15,670	126,651
*	Samsung Climate Control Co., Ltd.	11,990	102,598
	Samsung Corp.	331,070	8,482,425
*	Samsung Electro-Mechanics Co., Ltd.	57,260	2,354,780
	Samsung Fine Chemicals Co., Ltd.	62,960	2,034,785
	Samsung Heavy Industries Co., Ltd.	525,070	9,007,378
	Samsung SDI Co., Ltd.	26,830	2,370,703
	Samsung Securities Co., Ltd.	116,860	6,860,972
	Samsung Techwin Co., Ltd.	130,710	3,576,765
*	Samwhan Corp.	17,730	310,770

	Samyang Corp.	25,405	1,400,899
	Samyang Genex Co., Ltd.	5,490	406,139
	Samyang Tongsang Co., Ltd.	2,820	50,088
*	Samyoung Chemical Co., Ltd.	2,820	33,613
	Samyoung Corp.	6,130	160,723
	Samyoung Electronics Co., Ltd.	39,200	375,345
*	Seah Holdings Corp.	4,619	253,415
*	Seah Steel Corp.	6,245	155,867
*	Segye Corp.	20,530	97,602
	Sejong Industrial Co., Ltd.	44,050	204,808
*	Sejong Securities Co., Ltd.	54,071	1,128,920
*	Sempio Foods Co.	3,610	58,836
	Seoul Securities Co., Ltd.	546,100	882,564
*	Shin Dong-Ah Fire & Marine Insurance Co.	22,873	177,805
	Shin Heung Securities Co., Ltd.	9,130	97,266
	Shin Young Securities Co., Ltd.	18,390	583,475
	Shin Young Wacoal, Inc.	273	19,346
	Shinhan Financial Group Co., Ltd.	46,326	1,809,876
*	Shin-Ho Paper Manufacturing Co., Ltd.	38,850	298,335
	Shinmoorim Paper Manufacturing Co., Ltd.	34,120	357,187
	Shinpoong Pharmaceutical Co., Ltd.	4,540	115,208
	Shinsegae Engineering & Construction Co., Ltd.	3,980	130,232
*	Shinsung Tongsang Co., Ltd.	21,550	77,901
	Sindo Ricoh Co., Ltd.	18,480	841,396
	SK Chemicals Co., Ltd.	37,810	1,098,417
	SK Corp., Ltd.	69,180	4,262,738
	SK Gas Co., Ltd.	19,860	659,616
	SKC Co., Ltd.	71,130	1,212,362
	Songwon Industrial Co., Ltd.	24,310	86,966
*	Ssang Bang Wool Co., Ltd.	52,870	280,506
*	Ssangyong Cement Industry Co., Ltd.	88,776	1,407,122
*	Ssangyong Fire & Marine Insurance Co.	13,190	121,822
*	Ssangyong Motor Co.	247,830	1,703,720
	Sung Chang Enterprise Co., Ltd.	9,000	123,953
	Sung Shin Cement Co., Ltd.	45,580	780,311
*	Sungwon Corp.	20,600	85,226
	Sunjin Co., Ltd.	4,240	162,530
*	Sunkyong Securities Co., Ltd.	384,280	565,412
	Tae Kwang Industrial Co., Ltd.	2,881	1,853,119
	Tae Kyung Industrial Co., Ltd.	63,000	187,899
	Tae Young Corp.	16,270	1,145,053
	Taegu Department Store Co., Ltd.	19,941	356,754
	Tai Han Electric Wire Co., Ltd.	95,477	1,883,305
	Tai Lim Packaging Industries Co., Ltd.	4,380	23,640
*	The Will-Bes & Co., Ltd.	10,640	32,074
*	Tong Kook Corp.	607	977
*	Tong Yang Major Corp.	24,960	152,640
	Tong Yang Moolsan Co., Ltd.	4,560	24,671
	Tongil Heavy Industries Co., Ltd.	160,770	229,407
	TS Corp.	3,881	107,841
	Union Steel Manufacturing Co., Ltd.	21,297	620,060
	Wiscom Co., Ltd.	22,000	89,975
	Woongjin.Com Co., Ltd.	78,940	979,968
	Woori Investment & Securities Co., Ltd.	246,950	5,840,801

*	Yoosung Enterprise Co., Ltd.	37,800	156,968
	Youlchon Chemical Co., Ltd.	47,300	504,202
*	Young Poong Mining & Construction Corp.	18,030	1,021
	Youngbo Chemical Co., Ltd.	33,000	77,206
	Youngone Corp.	108,650	472,749
	Youngpoong Corp.	2,710	491,741
	Yuhwa Securities Co., Ltd.	17,000	273,262
*	Zinus, Inc.	9,330	7,206
TOTAL COMMON STOCKS			323,375,019

RIGHTS/WARRANTS — (0.0%)
*	Dongbuanam Semiconductor, Inc. Rights 03/08/06	259,572	136,335

TOTAL — SOUTH KOREA			323,511,354

TAIWAN — (10.6%)
COMMON STOCKS — (10.6%)
*	A.G.V. Products Corp.	1,053,000	211,741
*	Abit Computer Co., Ltd.	835,498	16,993
*	Abocom Systems, Inc.	265,000	66,713
*	Acbel Polytech, Inc.	120,000	55,068
*	Accton Technology Corp.	1,621,000	850,411
	Allis Electric Co., Ltd.	86,320	14,316
*	Ampoc Far East Co., Ltd.	303,000	106,039
	Amtran Technology Co., Ltd.	1,669,385	1,042,521
*	Apex Science & Engineering Corp.	103,000	11,375
*	Arima Computer Corp.	4,196,000	959,654
	Asia Cement Corp.	10,303,484	6,795,070
	Asia Chemical Corp.	529,000	151,931
	Asia Polymer Corp.	644,489	253,068
	Asia Vital Components Co., Ltd.	238,322	113,778
*	Askey Computer Co., Ltd.	781,514	312,326
	Aurora Corp.	448,650	250,788
	Aurora Systems Corp.	157,000	61,310
	Avision, Inc.	242,503	192,261
	Bank of Kaohsiung Co., Ltd.	1,769,622	840,887
*	Behavior Tech Computer Corp.	544,000	240,266
	Bes Engineering Corp.	4,315,089	528,166
*	Carnival Industrial Corp.	936,000	133,517
	Cathay Chemical Works, Inc.	314,000	77,533
*	Cathay Real Estate Development Co., Ltd.	4,872,421	2,352,274
*	Central Insurance Co., Ltd.	574,020	272,863
	Central Reinsurance Co., Ltd.	760,614	268,901
*	Chain Qui Development Co., Ltd.	260,000	69,492
	Chang Hwa Commercial Bank	16,948,459	9,714,089
*	Chang-Ho Fibre Corp.	192,000	75,655
*	Charoen Pokphand Enterprises Co., Ltd.	96,000	12,082
	Cheng Loong Corp.	3,038,480	947,506
*	Chenming Mold Industrial Corp.	156,000	61,888
*	Chia Her Industrial Co., Ltd.	461,340	33,681
*	Chia Hsin Cement Corp.	2,482,000	953,430
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	812,250	51,610

	Chia-I Industrial Co., Ltd.	1,304,000	208,748
*	Chien Shing Stainless Steel Co., Ltd.	711,000	161,827
*	Chien Tai Cement Co., Ltd.	282,238	4,510
	China Airlines	16,308,248	7,271,679
	China Chemical & Pharmaceutical Co.	845,264	268,590
*	China Development Financial Holding Corp.	35,088,000	13,434,934
	China Electric Manufacturing Co., Ltd.	1,020,000	528,939
*	China General Plastics Corp.	1,163,000	296,065
*	China Glaze Co., Ltd.	54,000	10,140
*	China Life Insurance Co., Ltd.	1,148,763	409,257
	China Man-Made Fiber Co., Ltd.	4,685,813	1,155,944
	China Metal Products Co., Ltd.	451,000	362,371
	China Motor Co., Ltd.	5,986,570	6,723,640
*	China Petrochemical Development Corp.	4,729,000	1,079,733
*	China Rebar Co., Ltd.	828,658	53,175
	China Steel Structure Co., Ltd.	178,219	70,234
	China Synthetic Rubber Corp.	1,237,890	489,351
*	China United Trust & Investment Corp.	534,289	51,771
*	China Wire & Cable Co., Ltd.	379,000	52,958
	Chinatrust Financial Holdings Co., Ltd.	289,901	243,161
*	Ching Feng Home Fashions Industries Co., Ltd.	193,000	51,089
	Chin-Poon Industrial Co., Ltd.	1,008,451	618,424
*	Chun Yu Works & Co., Ltd.	230,000	53,582
	Chun Yuan Steel Industrial Co., Ltd.	1,350,655	623,590
	Chung Hsin Electric & Machinery Co., Ltd.	858,000	500,174
	Chung Hwa Pulp Corp.	1,685,419	625,648
*	Chung Shing Textile Co., Ltd.	228,600	2,889
	Chungwa Picture Tubes Co., Ltd.	25,458,045	6,611,185
	Clevo Co.	1,797,990	510,438
*	CMC Magnetics Corp.	10,846,000	3,431,977
	Collins Co., Ltd.	813,319	250,288
	Compal Electronics, Inc.	2,202,190	2,048,382
*	Compeq Manufacturing Co., Ltd.	1,846,000	831,137
*	Compex International Co. Ltd.	46,400	286
	Continental Engineering Corp.	2,955,193	1,245,475
*	Cosmos Bank Taiwan	6,644,000	2,872,632
	CTCI Corp.	1,808,645	868,378
	Cyntec Co., Ltd.	36,120	31,076
*	Da-Cin Construction Co., Ltd.	573,190	136,570
*	Delpha Construction Co., Ltd.	228,044	32,895
	Der Pao Construction Co., Ltd.	885,000	84,352
	Diamond Flower Electric Instrument Co., Ltd.	65,280	74,073
*	Eclat Textile Co., Ltd.	219,144	100,061
	Edom Technology Co., Ltd.	68,000	38,266
	Elan Microelectronics Corp.	985,429	453,738
*	Elite Material Co., Ltd.	97,650	41,217
	Elite Semiconductor Memory Technology, Inc.	227,000	247,398
*	Elitegroup Computer Systems Co., Ltd.	1,525,250	967,250
*	Enlight Corp.	872,000	268,819
*	EnTie Commercial Bank	5,177,474	1,482,852
*	ET Internet Technology Corp.	2,478,491	699,552
	Eten Information Systems, Ltd.	338,000	215,935
	Eternal Chemical Co., Ltd.	1,734,500	2,072,660
	Eva Airways Corp.	16,403,783	6,517,353

*	Ever Fortune Industrial Co., Ltd.	409,000	4,159
	Everest Textile Co., Ltd.	1,597,820	255,979
	Evergreen International Storage & Transport Corp.	3,637,000	1,424,987
	Evergreen Marine Corp., Ltd.	7,857,502	5,086,927
	Everlight Chemical Industrial Corp.	739,950	233,109
*	Everspring Industry Co., Ltd.	815,180	146,718
	Far East Textile, Ltd.	16,291,942	11,991,047
	Far Eastern Department Stores, Ltd.	3,794,550	1,916,297
	Far Eastern International Bank	876,752	382,745
	Federal Corp.	1,147,650	487,435
	Feng Hsin Iron & Steel Co., Ltd.	333,000	277,125
*	FIC Global, Inc.	640,080	70,500
	First Copper Technology Co., Ltd.	871,750	260,972
	First Financial Holding Co., Ltd.	3,224,550	2,484,993
	First Hotel	373,322	252,333
*	First Steamship Co., Ltd.	728,000	152,109
	Formosa Taffeta Co., Ltd.	6,346,580	3,267,812
	Formosan Rubber Group, Inc.	1,348,000	541,169
*	Formosan Union Chemical Corp.	206,961	70,622
*	Fortune Electric Co., Ltd.	354,000	96,807
*	Fu I Industrial Co., Ltd.	264,000	62,377
	Fuh-Hwa Financial Holding Co., Ltd.	9,699,422	3,664,810
*	Fwuson Industry Co., Ltd.	302,000	44,230
*	G.T.M. Corp.	337,000	118,323
*	Gem Terminal Industries Co., Ltd.	226,000	95,162
*	Giga Storage Corp.	1,160,898	178,757
	Giga-Byte Technology Co., Ltd.	2,056,287	1,732,239
	Gold Circuit Electronics, Ltd.	1,421,805	817,944
*	Goldsun Development & Construction Co., Ltd.	3,108,640	800,874
	Good Will Instrument Co., Ltd.	95,000	47,265
*	Grand Pacific Petrochemical Corp.	1,839,000	422,728
*	Grape King, Inc.	245,000	64,990
	Great China Metal Industry Co., Ltd.	865,000	358,648
	Great Wall Enterprise Co., Ltd.	1,124,980	369,910
	Hanpin Co., Ltd.	115,000	52,022
*	Helix Technology, Inc.	158,211	13,779
	Hey Song Corp.	944,000	258,735
*	Hitron Technologies, Inc.	233,000	56,393
*	Ho Tung Holding Corp.	1,495,628	299,285
*	Hocheng Corp.	1,015,000	203,659
*	Hold-Key Electric Wire & Cable Co., Ltd.	474,000	89,372
*	Hong Ho Precision Textile Co., Ltd.	93,889	6,865
	Hong Tai Electric Industrial Co., Ltd.	935,000	324,042
	Hsin Kuang Steel Co., Ltd.	622,000	326,898
	Hsinchu International Bank	1,777,417	967,892
	Hsing Ta Cement Co., Ltd.	376,980	104,451
	Hua Eng Wire & Cable Co., Ltd.	1,342,035	217,883
	Hua Nan Financial Holding Co., Ltd.	86,428	61,002
*	Hualon Corp.	257,040	8,555
*	Hung Ching Development & Construction Co., Ltd.	303,468	56,254
	Hung Poo Construction Corp.	889,000	627,869
*	Hung Sheng Construction Co., Ltd.	1,274,000	807,383
	Inventec Corp.	5,557,416	3,387,915
	Jui Li Enterprise Co., Ltd.	355,000	101,503

	Jung Shing Wire Co., Ltd.	123,000	27,342
	Kang Na Hsiung Co., Ltd.	663,127	270,860
*	Kao Hsing Chang Iron & Steel Corp.	971,000	183,353
*	Kee Tai Properties Co., Ltd.	749,000	161,833
	Kendra Rubber Industrial Co., Ltd.	1,090,000	471,043
	King Yuan Electronics Co., Ltd.	1,603,394	1,350,654
*	Kingdom Construction Co., Ltd.	975,000	221,066
	Kinpo Electronics, Inc.	4,315,902	1,655,052
	Knowledge-Yield-Excellence Systems Corp.	402,135	326,600
*	Kung Long Batteries Industrial Co., Ltd.	173,000	73,614
*	Kuoyang Construction Co., Ltd.	402,029	113,888
*	Kwong Fong Industries Corp.	1,786,000	200,310
	Lan Fa Textile Co., Ltd.	668,915	110,716
*	Lead Data Co., Ltd.	444,140	65,001
*	Leadtek Research, Inc.	340,493	118,239
*	Lealea Enterprise Co., Ltd.	1,680,000	162,142
	Lee Chang Yung Chemical Industry Corp.	857,501	603,730
*	Lee Chi Enterprises Co., Ltd.	937,900	172,165
*	Lelon Co., Ltd.	132,118	55,287
*	Leofoo Development Co., Ltd.	1,118,000	619,606
	Les Enphants Co., Ltd.	153,146	94,452
*	Li Peng Enterprise Co., Ltd.	1,789,000	296,193
	Li Shin International Enterprise Corp.	224,496	176,505
*	Lien Chang Electronic Enterprise Co., Ltd.	184,000	63,931
	Lien Hwa Industrial Corp.	1,985,000	723,742
	Lingsen Precision Industries, Ltd.	761,320	240,161
	Long Bon Development Co., Ltd.	884,943	389,158
	Long Chen Paper Co., Ltd.	1,129,000	270,736
	Lucky Cement Corp.	1,002,000	217,152
*	Lung Hwa Electronics Corp.	163,000	30,431
*	Macronix International Co., Ltd.	14,678,000	1,899,105
	Mayer Steel Pipe Corp.	420,000	214,086
*	Maywufa Co., Ltd.	183,000	56,629
	Mega Financial Holding Co., Ltd.	18,530,000	14,055,459
*	Megamedia Corp.	782	6
	Meiloon Co., Ltd.	35,000	23,400
	Mercuries & Associates, Ltd.	967,980	197,066
*	Mercuries Data Co., Ltd.	427,800	84,105
	Merida Industry Co., Ltd.	181,260	113,855
*	Microelectronics Technology, Inc.	1,193,000	334,327
	Micro-Star International Co., Ltd.	2,187,542	1,237,849
*	Microtek International, Inc.	429,062	52,195
	Mobiletron Electronics Co., Ltd.	90,000	47,585
	Mospec Seminconductor Corp.	108,000	41,626
*	Mustek Systems, Inc.	697,514	105,345
*	Namchow Chemical Industrial Co., Ltd.	164,057	24,851
*	Nankang Rubber Tire Co., Ltd.	104,312	127,353
	Nantex Industry Co., Ltd.	580,090	227,847
	Nanya Technology Co., Ltd.	12,984,000	7,674,362
*	New Asia Construction & Development Co., Ltd.	586,000	54,046
	Nien Hsing Textile Co., Ltd.	1,313,000	849,275
	Ocean Plastics Co., Ltd.	134,400	42,828
*	Opto Tech Corp.	964,000	314,564
*	Orient Semiconductor Electronics, Ltd.	648,713	79,259

*	Pacific Construction Co., Ltd.	1,483,256	83,799
*	Pacific Electric Wire & Cable Corp.	1,873,020	30,014
	Pan Jit International, Inc.	172,893	85,223
*	Phihong Technology Co., Ltd.	468,283	268,142
*	Picvue Electronics, Ltd.	604,000	31,188
*	Potrans Electrical Corp.	632,000	136,380
*	Primax Electronics, Ltd.	1,377,744	482,890
*	Prince Housing & Development Corp.	1,808,987	479,815
*	Procomp Informatics, Ltd.	391,440	0
*	Prodisc Technology, Inc.	2,794,157	380,207
	Quanta Display, Inc.	13,676,000	4,573,605
	Radium Life Tech Corp.	338,376	136,151
	Ralec Electronic Corp.	180,933	100,875
	Realtek Semiconductor Corp.	1,432,200	1,570,406
*	Rectron, Ltd.	78,300	8,059
	Rexon Industrial Corp., Ltd.	218,820	52,966
*	Ritek Corp.	6,951,518	2,203,547
*	Ruentex Development Co., Ltd.	2,897,000	647,855
*	Ruentex Industries, Ltd.	1,495,000	512,621
*	Sampo Corp.	3,749,850	461,814
	San Fang Chemical Industry Co., Ltd.	207,280	112,205
	Sanyang Industrial Co., Ltd.	2,639,000	956,698
	Sanyo Electric Co., Ltd.	577,000	297,448
	SDI Corp.	551,483	246,913
	Sheng Yu Steel Co., Ltd.	915,000	708,771
	Shihlin Electric & Engineering Corp.	1,574,000	1,190,712
*	Shihlin Paper Corp.	524,000	362,255
	Shinkong Co., Ltd.	803,809	327,427
*	Shinkong Synthetic Fibers Co., Ltd.	3,703,000	643,581
	Shinung Corp.	674,700	110,149
	Shuttle, Inc.	682,223	230,193
*	Sin Yih Ceramic Co., Ltd.	211,000	38,544
	Sincere Navigation Corp.	382,052	374,443
*	Sinkong Spinning Co., Ltd.	775,000	279,731
	SinoPac Holdings Co., Ltd.	13,190,809	6,978,045
	Sintek Photronics Corp.	3,550,182	1,035,110
	Siward Crystal Technology Co., Ltd.	251,868	143,114
*	Solomon Technology Corp.	822,000	146,537
	South East Soda Manufacturing Co., Ltd.	404,000	130,407
	Southeast Cement Co., Ltd.	1,245,700	240,445
*	Space Shuttle Hi-Tech Co., Ltd.	595,000	51,782
	Standard Foods Taiwan, Ltd.	992,000	411,437
	Stark Technology, Inc.	320,000	131,368
	Sunonwealth Electric Machine Industry Co., Ltd.	485,460	200,799
*	Systex Corp., Ltd.	2,772,341	761,338
	Ta Chen Stainless Pipe Co., Ltd.	957,996	527,183
*	Ta Chong Bank, Ltd.	6,609,906	1,630,490
*	Ta Jung Transportation Co., Ltd.	1,290,000	277,954
	Ta Ya Electric Wire & Cable Co., Ltd.	981,515	242,323
	Tah Hsin Industrial Corp.	410,000	141,219
	Ta-I Technology Co., Ltd.	237,272	168,161
*	Taichung Commercial Bank	4,946,000	1,017,547
	Tainan Business Bank	1,487,012	471,743
	Tainan Spinning Co., Ltd.	5,271,000	994,794

	Taishin Financial Holdings Co., Ltd.	9,217,000	5,599,743
	Taita Chemical Co., Ltd.	410,690	94,602
*	Taitung Business Bank	163,395	22,081
*	Taiwan Business Bank	17,622,412	4,282,426
	Taiwan Cement Corp.	11,878,751	8,951,854
*	Taiwan Cooperative Bank	704,000	404,793
	Taiwan Fire & Marine Insurance Co., Ltd.	921,320	429,655
*	Taiwan Flourescent Lamp Co., Ltd.	305,000	103,728
	Taiwan Glass Ind. Corp.	3,721,485	2,928,097
	Taiwan Hon Chuan Enterprise Co., Ltd.	547,070	349,826
*	Taiwan Kolin Co., Ltd.	1,709,000	469,559
	Taiwan Mask Corp.	981,000	459,908
	Taiwan Navigation Co., Ltd.	631,825	346,398
	Taiwan Polypropylene Co., Ltd.	815,000	457,192
*	Taiwan Pulp & Paper Corp.	847,000	158,375
	Taiwan Sakura Corp.	623,958	118,006
	Taiwan Sogo Shinkong Security Co., Ltd.	586,414	431,303
	Taiwan Styrene Monomer Corp.	1,458,000	660,196
*	Taiwan Tea Corp.	2,980,381	446,756
*	Taiyen Biotech Co., Ltd.	334,000	203,608
*	Tatung Co., Ltd.	9,309,000	2,290,684
*	Tay-Shan Enterprises Co., Ltd.	830,766	144,296
*	Teapo Electronic Corp.	1,213,670	238,745
*	Teco Electric & Machinery Co., Ltd.	6,243,834	1,923,982
	Tecom, Ltd.	795,753	325,397
	Test-Rite International Co., Ltd.	98,932	68,286
	The Ambassador Hotel	605,000	496,790
*	The Chinese Bank	4,846,000	487,835
*	The Farmers Bank of China	4,749,160	1,190,549
	The First Insurance Co., Ltd.	501,224	174,715
	Thye Ming Industrial Co., Ltd.	164,000	119,360
	Ton Yi Industrial Corp.	5,139,810	998,744
	TSRC Corp.	1,760,000	1,068,688
	Tung Ho Steel Enterprise Corp.	2,688,555	1,779,642
*	Twinhead International Corp.	890,017	100,436
	TYC Brother Industrial Co., Ltd.	462,320	288,394
	Tycoons Group Enterprise Co., Ltd.	968,000	155,720
*	Ulead Systems, Inc.	66,000	37,878
*	Union Bank of Taiwan	5,549,577	1,455,138
*	Union Insurance Co., Ltd.	1,523,575	276,060
	Uni-President Enterprises Corp.	12,321,130	7,001,689
	Unitech Printed Circuit Board Corp.	1,108,475	442,772
	United Microelectronics Corp.	32,824,183	19,142,292
*	Universal Cement Corp.	1,276,549	394,284
*	Universal Microelectronics Co., Ltd.	304,010	122,005
	Universal Scientific Industrial Co., Ltd.	2,081,392	681,879
*	Universal, Inc.	254,000	108,639
	UPC Technology Corp.	2,608,796	811,701
	USI Corp.	2,258,000	614,412
	U-TECH Media Corp.	743,799	144,335
*	Ve Wong Corp.	177,000	60,935
*	Via Technologies, Inc.	2,917,402	1,680,457
*	Visual Photonics Epitacy Co., Ltd.	86,000	37,807
	Walsin Lihwa Corp.	11,367,412	3,696,873

	Walsin Technology Corp., Ltd.	833,126	730,945
	Wan Hwa Enterprise Co., Ltd.	733,801	312,006
	Waterland Financial Holdings	7,253,000	2,360,781
*	Wei Chih Steel Industrial Co., Ltd.	211,898	26,862
*	Wei Chuan Food Corp.	420,000	114,109
	Weltrend Semiconductor, Inc.	298,000	108,138
*	Winbond Electronics Corp.	14,456,000	4,403,797
*	WPG Holdings Co., Ltd.	958,985	283,701
	Wus Printed Circuit Co., Ltd.	1,317,928	540,334
*	Yageo Corp.	7,011,840	2,658,893
	Yang Ming Marine Transport Corp.	5,786,058	3,540,883
	Yeung Cyang Industrial Co., Ltd.	319,000	208,651
*	Yi Jinn Industrial Co., Ltd.	1,328,000	130,736
	Yieh Phui Enterprise Co., Ltd.	3,843,601	1,567,629
	Yosun Industrial Corp.	702,997	327,382
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	5,017,461	1,916,941
	Yulon Motor Co., Ltd.	5,933,271	6,095,339
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	1,000	1,170
	Yung Shin Pharmaceutical Industrial Co., Ltd.	281,400	255,693
	Yung Tay Engineering Co., Ltd.	1,322,000	742,715
	Zig Sheng Industrial Co., Ltd.	1,084,596	199,735
TOTAL COMMON STOCKS			314,894,103

RIGHTS/WARRANTS — (0.0%)
*	EnTie Commercial Bank Rights 03/17/06	704,291	0

TOTAL — TAIWAN			314,894,103

MEXICO — (8.1%)
COMMON STOCKS — (8.1%)
	Alfa S.A. de C.V. Series A	5,405,364	28,696,162
*	Cintra S.A. de C.V.	85,000	28,725
*	Consorcio Hogar S.A. de C.V. Series B	540,200	180,496
	Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	14,218,213
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	1,643,586	3,295,017
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	718
	Corporativo Fragua S.A. de C.V. Series B	70	374
*	Desc S.A. de C.V. Series B	1,747,367	2,135,207
	El Puerto de Liverpool S.A. de C.V. Series 1	20,000	48,687
	El Puerto de Liverpool S.A. de C.V. Series C1	328,600	785,817
	Embotelladora Arca S.A. de C.V., Mexico	304,200	723,110
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,733
*	Empresas ICA S.A. de C.V	3,228,700	9,755,452
	Fomento Economico Mexicano S.A. de C.V. Series B & D	488,000	4,216,134
	Gruma S.A. de C.V. Series B	3,347,050	10,707,365
	Grupo Carso S.A. de C.V. Series A-1	13,173,051	33,099,256
	Grupo Cementos de Chihuahua S.A. de C.V.	2,692,992	8,221,660
	Grupo Continental S.A. de C.V.	1,444,500	2,461,511
	Grupo Corvi S.A. de C.V. Series L	284,000	80,523
	Grupo Financiero Inbursa S.A. de C.V. Series O	6,727,615	10,532,972
*	Grupo Gigante S.A. de C.V. Series B	324,076	225,538

*	Grupo Herdez S.A. de C.V.	319,000	289,308
	Grupo Industrial Maseca S.A. de C.V. Series B	2,771,700	1,931,590
	Grupo Industrial Saltillo S.A. de C.V.	1,246,869	1,499,814
*	Grupo Iusacell S.A. de C.V.	143,500	427,555
*	Grupo Nutrisa S.A. de C.V.	428	409
	Grupo Posadas S.A. de C.V. Series L	356,000	322,864
*	Grupo Qumma S.A. de C.V. Series B	5,301	91
*	Grupo Tribasa S.A. de C.V.	152,065	0
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	6,727,615	8,458,491
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	411,800	1,316,974
	Industrias Penoles S.A. de C.V.	1,277,400	8,133,898
*	Industrias S.A. de C.V. Series B	2,361,452	5,342,856
*	Jugos del Valle S.A. de C.V. Series B	213,600	458,807
	Nueva Grupo Mexico S.A. de C.V. Series B	21,343,635	54,708,983
*	Organizacion Soriana S.A. de C.V. Series B	5,249,700	23,254,041
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	1,049
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	1,547
*	Savia S.A. de C.V.	3,457,285	688,321
*	US Commercial Corp. S.A. de C.V.	271,000	78,907
	Vitro S.A. de C.V.	2,699,100	3,014,746

TOTAL — MEXICO			239,350,921

BRAZIL — (7.5%)

PREFERRED STOCKS — (5.6%)
	Acesita SA	413,076	6,399,906
	Bradespar SA	5,702	191,185
	Brasil Telecom Participacoes SA	1,984,088	15,725
	Braskem SA Preferred A	1,041,200	8,943,484
	Centrais Electricas de Santa Catarina SA - CELESC Series B	3,081,000	2,437,523
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	146,540,000	6,210,784
	Companhia Brasileira de Petroleo Ipiranga SA	293,800	4,634,942
	Companhia Cia Tecidos Norte de Minas	21,607,500	2,411,574
	Confab Industrial SA	1,800,000	3,466,918
	Distribuidora de Produtos de Petroleo Ipiranga SA	8,000	175,182
	Duratex SA	402,550	7,298,411
	Embraco SA	437,300	144,153
*	Embratel Participacoes SA	1,389,166	3,546
	Forjas Taurus SA	254,000	248,797
	Gerdau SA	815,028	18,806,862
	Globex Utilidades SA	34,076	232,683
	Industrias Romi SA	9,200	376,925
*	Inepar Industria e Construcoes SA	7,896	28,817
	Investimentos Itau SA	5,388,166	23,470,937
	Klabin SA	1,107,000	2,606,546
	Magnesita SA Series A	132,900,000	898,100
	Marcopolo SA	370,800	1,135,013
	Metalurgica Gerdau SA	595,200	16,668,963
*	Plascar Participacoes Industriais SA	6,900,000	29,179
	Polialden Petroquimica SA	780,000	227,741
	Ripasa SA Papel e Celulose	1,495,000	2,949,870

	Sadia SA	3,082,282	9,870,270
	Santista Textil SA	29,600	278,785
	Sao Paulo Alpargatas SA	37,800	1,602,072
	Suzano Bahia Sul Papel e Celullose SA	519,431	3,537,072
	Suzano Petroquimica SA	545,905	1,200,554
	Tele Celular Sul Participacoes SA	951,707,394	3,692,992
*	Tele Leste Celular Participacoes SA	35	676
	Tele Norte Celular Participacoes SA	1,390,958	400
	Tele Norte Leste Participacoes SA	7,538	143,767
	Telemar Norte Leste SA	545,000	16,092,065
	Telemig Celular Participacoes SA	1,422,616	4,020
*	Telesp Celular Participacoes SA	754	3,853
	Uniao des Industrias Petroquimicas SA Series B	2,584,454	2,592,365
	Unibanco-Uniao de Bancos Brasileiros Units SA	135,500	2,373,723
	Usinas Siderurgicas de Minas Gerais SA Series A	264,325	8,713,327
	Vale do Rio Doce Series B	239,144	0
	Votorantim Celulose e Papel SA	392,000	5,999,529
TOTAL PREFERRED STOCKS			166,119,236

COMMON STOCKS — (1.9%)
	Arcelor Brasil SA	1,751,487	26,377,468
	Avipal SA Avicultura e Agropecua	12,500,000	55,274
	Brasil Telecom Participacoes SA	51,256,779	642,067
	Companhia Siderurgica Nacional SA	931,400	28,045,075
*	Embratel Participacoes SA	50,000,000	129,503
	Eternit SA	89,000	354,156
	Tele Celular Sul Participacoes SA	98,247,830	403,910
	Tele Centro Oeste Celular Participacoes SA	16,764	315,702
*	Tele Leste Celular Participacoes SA	1,288	30,024
*	Tele Norte Celular Participacoes SA	50,064,513	32,300
	Tele Norte Leste Participacoes SA	51,468	1,352,444
	Telemig Celular Participacoes SA	51,793,284	256,101
TOTAL COMMON STOCKS			57,994,024

TOTAL — BRAZIL			224,113,260

TURKEY — (6.7%)
COMMON STOCKS — (6.7%)
	Adana Cimento Sanayi Ticaret A.S.	299,788	347,045
	Akbank T.A.S.	3,293,434	33,339,062
*	Akenerji Elektrik Uretim A.S.	216,113	965,562
	Aksa Akrilik Kimya Sanayii A.S.	148,490	1,392,521
	Aksigorta A.S.	10,975	115,337
	Alarko Carrier Sanayii ve Ticaret A.S.	40,047	671,082
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	87,865	184,419
*	Anadolu Anonim Turk Sigorta Sirketi A.S.	675,177	2,422,590
	Anadolu Cam Sanayii A.S.	561,694	2,939,346
*	Ayen Enerji A.S.	473,652	1,328,142
	Bagfas Bandirma Gubre Fabrikalari A.S.	11,130	469,680
*	Bati Anabolu Cimento A.S.	255,022	1,615,337
	Bolu Cimento Sanayii A.S.	557,470	1,469,492
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	1,051,951

	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	639,561
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	684,744
	Cimsa Cimento Sanayi ve Ticaret A.S.	480,369	3,934,089
*	Dardanel Onentas Gida Sanayii A.S.	16,183	20,062
*	Dogan Sirketler Grubu Holding A.S.	3,007,361	15,920,836
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,360	127,035
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	1,283,905
	Eregli Demir ve Celik Fabrikalari Turk A.S.	1,995,394	13,389,918
*	Finansbank A.S.	2,971,499	16,270,805
*	Goldas Kuyumculuk Sanayi A.S.	327,200	442,368
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,302,551
	Gubre Fabrikalari Ticaret A.S.	29,241	85,723
	Gunes Sigorta A.S.	309,093	1,071,378
	Ihlas Holding A.S.	319,654	203,774
*	Izmir Demir Celik Sanayii A.S.	230,946	568,869
	Izocam Ticaret Ve Sanayi A.S.	27,299	271,847
	Karton Sanayi ve Ticaret A.S.	1,000	130,997
	Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	414,951	2,162,528
*	Kutahya Porselen Sanayii A.S.	7,076	205,609
	Mardin Cimento Sanayii ve Ticaret A.S.	163,450	1,168,043
*	Marshall Boya ve Vernik Sanayii A.S.	17,490	423,072
*	Medya Holdings A.S.	33,508	175,955
*	Menderes Tekstil Sanayi ve Ticaret A.S.	347,650	313,536
*	Net Turizm Ticaret ve Sanayi A.S.	185,098	175,937
	Nortel Networks Netas Telekomuenikasyon A.S.	24,805	881,905
	Otobus Karoseri Sanayi A.S.	98,162	1,044,569
	Pinar Entegre et ve Un Sanayii A.S.	51,591	113,961
	Pinar Sut Mamulleri Sanayii A.S.	58,424	267,439
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,522
*	Sabah Yayincilik A.S.	31,938	92,363
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	247,799	630,017
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	1,444,814
*	Tat Konserve Sanayii A.S.	175,295	373,027
*	Tekstil Bankasi A.S.	593,043	1,453,635
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	352,161
	Tofas Turk Otomobil Fabrikasi A.S.	605,547	2,000,396
	Trakya Cam Sanayii A.S.	1,227,824	5,322,445
	Turk Demir Dokum Fabrikalari A.S.	166,949	1,548,066
*	Turk Dis Ticaret Bankasi A.S.	2,104,055	11,963,762
	Turk Pirelli Kablo ve Sistemleri A.S.	39,312	146,566
	Turk Sise ve Cam Fabrikalari A.S.	2,182,218	10,251,568
*	Turkiye Garanti Bankasi A.S.	4,833,512	21,739,411
	Turkiye Is Bankasi A.S.	2,232,528	21,081,168
	Ulker Gida Sanayi ve Ticaret A.S.	125,705	539,415
*	Unye Cimento Sanayi ve Ticaret A.S.	20,978	82,111
	USAS Ucak Servisi A.S.	20,520	137,686
*	Vestel Elektronik Sanayi ve Ticaret A.S.	223,134	969,482
*	Yapi ve Kredi Bankasi A.S.	1,405,653	8,222,376
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,345	44,539

TOTAL — TURKEY			199,991,113

MALAYSIA — (5.2%)
COMMON STOCKS — (5.2%)
*	A&M Realty Berhad	213,550	83,188
	ACP Industries Berhad	512,000	104,634
*	Advance Synergy Berhad	641,000	32,662
	Advanced Synergy Capital Berhad	153,500	17,452
	Affin Holdings Berhad	7,359,600	3,162,191
	Aluminum Co. of Malaysia Berhad	250,000	99,224
*	AMBD Berhad	1,990,900	66,889
	AmInvestment Group Berhad	994,468	441,141
	AMMB Holdings Berhad	5,401,544	3,858,573
*	Ancom Berhad	393,750	75,907
	Ann Joo Resources Berhad	1,235,100	332,623
*	Antah Holding Berhad	306,000	19,768
	APM Automotive Holdings Berhad	849,100	545,636
	Apollo Food Holdings Berhad	198,400	126,621
*	Arab Malaysia Corp. Berhad	2,000,000	700,273
*	Asas Dunia Berhad	524,700	98,465
*	Asia Pacific Land Berhad	1,349,000	130,809
	Asiatic Development Berhad	3,959,500	3,171,189
	Avenue Assets Berhad	3,707,500	727,751
	Ayer Hitam Planting Syndicate Berhad	27,000	16,325
	Bandar Raya Developments Berhad	2,459,300	658,996
	Batu Kawan Berhad	1,034,500	2,226,593
*	Berjaya Capital Berhad	614,136	146,716
*	Berjaya Corp. Berhad	1,822,980	63,792
*	Berjaya Corp. Berhad	34,838,582	609,558
*	Berjaya Land Berhad	3,934,800	581,796
	Bernas Padiberas Nasional Berhad	2,476,800	1,019,619
	Bimb Holdings Berhad	1,029,800	337,630
	Bina Darulaman Berhad	118,000	26,372
	Binaik Equity Berhad	149,800	29,728
	Bolton Properties Berhad	1,107,100	216,763
	Boustead Holdings Berhad	3,078,700	1,573,916
	Boustead Properties Berhad	343,700	286,484
	Bumiputra-Commerce Asset Holdings Berhad	1,104,000	1,632,635
	Cahya Mata Sarawak Berhad	1,008,800	254,369
	Chemical Co. of Malaysia Berhad	311,000	229,700
	Chin Teck Plantations Berhad	296,600	402,942
	Choo Bee Metal Industries Berhad	235,700	89,971
*	Compugates Holdings Berhad	5,000	2,396
*	Cosway Corp. Berhad	854,100	205,410
*	Country Heights Holdings Berhad	174,000	29,604
	Courts Mammoth Berhad	1,280,000	410,391
	Cycle & Carriage Bintang Berhad	249,800	156,134
*	Damansara Realty Berhad	391,000	11,613
*	Datuk Keramik Holdings Berhad	127,000	1,538
	Dijaya Corp. Berhad	612,100	130,121
	Diversified Resources Berhad	6,126,600	2,272,383
	DNP Holdings Berhad	166,000	27,206
	Eastern & Oriental Berhad	325,000	85,340
	Eastern Pacific Industrial Corp. Berhad	414,400	178,620
*	Econstates Berhad	327,900	42,627
	Edaran Otomobil Nasional Berhad	1,327,100	1,071,099
	Esso Malaysia Berhad	633,200	424,333

*	Europlus Berhad	567,800	46,350
*	Faber Group Berhad	170,300	16,743
	Far East Holdings Berhad	318,400	265,754
	Focal Aims Holdings Berhad	424,000	33,000
*	Fountain View Development Berhad	395,400	37,590
	Gamuda Berhad	1,822,700	1,735,571
	General Corp. Berhad	564,000	78,355
	Glomac Berhad	651,500	212,022
	Gold IS Berhad	1,287,600	416,708
	Golden Hope Plantations Berhad	4,290,400	4,917,361
	Golden Hope Plantations Berhad Series A	532,950	599,577
*	Golden Plus Holdings Berhad	201,000	26,031
*	Gopeng Berhad	273,900	34,327
*	Grand United Holdings Berhad	451,100	28,518
*	Gula Perak Berhad	729,750	35,128
	Guthrie Ropel Berhad	191,700	188,950
	Hap Seng Consolidated Berhad	1,499,200	754,704
	Highlands and Lowlands Berhad	3,550,100	4,027,276
*	HIL Industries Berhad	373,285	35,891
*	Ho Hup Construction Co. Berhad	175,100	22,232
*	Ho Wah Genting Berhad	369,000	17,243
	Hong Leong Credit Berhad	1,191,937	1,342,881
	Hong Leong Industries Berhad	708,000	605,594
	Hong Leong Properties Berhad	2,972,341	502,636
	Hume Industries (Malaysia) Berhad	389,967	401,799
	Hwang-DBS (Malaysia) Berhad	654,000	258,037
	IGB Corp. Berhad	8,443,900	2,585,658
	IJM Corp. Berhad	2,370,900	2,920,966
	IJM Plantations Berhad	204,400	64,365
*	Insas Berhad	1,680,000	126,803
	Integrated Logistics Berhad	324,000	151,325
	IOI Properties Berhad	13,600	30,393
	Island & Peninsular Berhad	2,119,623	815,884
*	Jaks Resources Berhad	479,000	64,886
	Jaya Tiasa Holdings Berhad	1,128,700	703,077
	Jerneh Asia Berhad	265,700	146,509
*	Johan Holdings Berhad	228,000	7,056
	Johor Port Berhad	1,549,900	1,001,419
	Johore Tenggara Oil Palm Berhad	464,000	163,618
	K & N Kenanga Holdings Berhad	1,454,300	205,041
	Keck Seng (Malaysia) Berhad	832,900	635,732
	Kedah Cement Holdings Berhad	1,058,307	1,535,781
*	Kejora Harta Berhad	601,000	65,893
	Kian Joo Can Factory Berhad	627,700	543,737
*	KIG Glass Industrial Berhad	260,000	2,437
	Kim Hin Industry Berhad	325,900	127,825
	Kim Loong Resources Berhad	113,000	36,057
*	KLCC Property Holdings Berhad	1,551,300	907,007
	KPJ Healthcare Berhad	478,600	206,083
	Kris Components Berhad	368,377	334,861
	Kuala Lumpur Kepong Berhad	3,820,500	9,557,333
*	Kub Malaysia Berhad	1,863,900	165,286
	Kulim Malaysia Berhad	1,295,725	975,641
*	Kumpulan Emas Berhad	1,268,000	40,966

*	Kwantas Corp. Berhad	123,000	131,727
*	Land & General Berhad	2,261,700	100,106
	Landmarks Berhad	1,637,000	396,458
*	Leader Universal Holdings Berhad	1,820,933	177,729
	Leong Hup Holdings Berhad	286,000	203,597
*	Lien Hoe Corp. Berhad	654,850	35,202
	Lingui Development Berhad	2,774,700	709,142
	Lion Diversified Holdings Berhad	2,683,300	2,832,538
	Lion Industries Corp. Berhad	3,771,381	702,991
	Malayan Cement Berhad	67,500	13,543
	Malaysia Building Society Berhad	263,000	45,184
	Malaysia Industrial Development Finance Berhad	5,266,200	1,485,018
	Malaysian Airlines System Berhad	405,000	327,396
*	Malaysian Bulk Carriers Berhad	274,600	168,541
	Malaysian Mosaics Berhad	1,968,000	885,421
	Malaysian National Reinsurance Berhad	949,800	981,116
	Malaysian Plantations Berhad	3,459,600	2,027,763
*	Malaysian Resources Corp. Berhad	2,117,000	324,202
	Maruichi Malaysia Steel Tube Berhad	479,000	120,440
	Matsushita Electric Co. (Malaysia) Berhad	294,980	748,722
	MBM Resources Berhad	349,933	266,051
*	Meda, Inc. Berhad	650,100	25,171
	Mega First Corp. Berhad	448,000	114,830
	Mentakab Rubber Co. (Malaya) Berhad	1,100	519
	Merge Housing Berhad	58,952	16,396
	Metro Kajang Holdings Berhad	535,333	120,225
*	Metroplex Berhad	817,000	13,165
	Mieco Chipboard Berhad	732,600	195,830
	MK Land Holdings Berhad	2,909,100	495,360
	MMC Corp. Berhad	6,727,400	3,949,431
	MTD Infraperdana Berhad	5,891,300	1,668,346
	Muda Holdings Berhad	706,000	59,878
	Muhibbah Engineering Berhad	321,600	63,502
*	MUI Properties Berhad	1,314,000	100,570
*	Mulpha International Berhad	6,934,500	1,313,919
*	Multi-Purpose Holdings Berhad	1,974,000	424,768
	Mutiara Goodyear Development Berhad	247,900	30,965
	MWE Holdings Berhad	458,000	81,465
	Mycron Steel Berhad	119,750	21,994
	Naluri Berhad	2,329,400	331,939
*	Nam Fatt Berhad	286,100	29,504
	Narra Industries Berhad	154,200	54,783
	NCB Holdings Berhad	2,363,700	1,589,755
	Negri Sembilan Oil Palms Berhad	167,600	115,898
	New Straits Times Press (Malaysia) Berhad	1,101,400	669,418
	Nylex (Malaysia) Berhad	109,750	28,315
	Oriental Holdings Berhad	2,837,416	3,145,445
	Oriental Interest Berhad	170,000	64,999
	OSK Holdings Berhad	3,278,418	1,165,523
	OSK Property Holdings Berhad	186,678	68,931
	Pacific & Orient Berhad	253,169	122,041
*	Pacificmas Berhad	55,900	90,213
*	Pan Malaysia Cement Works Berhad	1,271,800	144,849
*	Paracorp Berhad	252,000	6,133

	Paramount Corp. Berhad	203,900	113,551
	PBA Holdings Berhad	1,502,500	576,795
*	Pernas International Holdings Berhad	2,831,300	498,420
	Petaling Garden Berhad	871,000	333,999
	Petronas Dagangan Berhad	332,800	376,734
	Phileo Allied Berhad	2,929,100	3,356,213
*	Pilecon Engineering Berhad	210,000	4,488
	PJ Development Holdings Berhad	1,043,900	123,570
	PK Resources Berhad	25,000	3,581
	PPB Group Berhad	6,613,166	7,326,629
*	Premium Nutrients Berhad	513,100	25,974
*	Prime Utilities Berhad	46,000	5,522
*	Promet Berhad	140,000	0
	Proton Holdings Berhad	1,881,500	2,807,536
	Pulai Springs Berhad	159,800	59,008
	Ranhill Berhad	1,381,800	539,584
	RHB Capital Berhad	11,729,900	7,768,690
	Road Builders (Malaysia) Holdings Berhad	2,634,300	1,352,529
	Sapura Telecommunications Berhad	155,152	32,985
	Sarawak Enterprise Corp. Berhad	4,271,000	1,419,604
	Sarawak Oil Palms Berhad	139,500	70,278
	Scientex, Inc. Berhad	116,000	86,556
	Selangor Dredging Berhad	619,000	61,449
	Shangri-La Hotels (Malaysia) Berhad	706,000	258,363
	SHL Consolidated Berhad	943,700	293,356
*	Silverstone Corp. Berhad	8,690	346
	Sime Darby Berhad	355,980	593,721
*	Sime Engineering Services Berhad	222,000	53,013
*	South East Asia Lumber, Inc. Berhad	228,800	19,097
	Southern Acids (Malaysia) Berhad	44,000	21,072
	Southern Bank Berhad (Foreign)	1,854,950	2,024,961
	Southern Steel Berhad	521,000	114,841
	Store Corp. Berhad	124,630	90,126
	Subur Tiasa Holdings Berhad	438,600	320,235
*	Sumatec Resources Berhad	571,700	120,341
	Sunrise Berhad	1,309,100	597,344
	Sunway City Berhad	2,117,100	960,757
	Sunway Holdings, Inc. Berhad	1,622,300	200,571
	Suria Capital Holdings Berhad	1,181,600	170,768
	TA Enterprise Berhad	7,163,300	1,214,349
*	Talam Corp. Berhad	139,050	8,563
*	Tamco Corp. Holdings Berhad	219,500	21,604
	Tan Chong Motor Holdings Berhad	3,485,700	1,414,252
	Tekala Corp. Berhad	337,700	86,237
*	Time Dotcom Berhad	8,911,700	1,106,943
	Tiong Nam Transport Holdings Berhad	171,500	29,861
	Tradewinds (Malaysia) Berhad	782,900	528,949
*	Trengganu Development & Management Berhad	534,400	109,680
	Tronoh Mines Malaysia Berhad	508,500	481,774
	UAC Berhad	49,800	65,418
	UDA Holdings Berhad	875,200	469,599
	UEM World Berhad	5,673,800	709,688
	UMW Holdings Berhad	3,008,943	5,829,970
	Unico-Desa Plantations Berhad	2,705,000	345,101

	Union Paper Holdings Berhad	1,014,100	161,405
	Uniphone Telecommunications Berhad	286,800	28,324
	Unisem (M) Berhad	1,883,900	891,791
	United Malacca Rubber Estates Berhad	310,800	366,707
	United Plantations Berhad	821,200	1,569,528
*	Utama Banking Group Berhad	955,000	138,403
	VS Industry Berhad	285,500	99,349
	Warisan TC Holdings Berhad	109,850	47,820
	Worldwide Holdings Berhad	418,600	219,272
	WTK Holdings Berhad	619,400	656,488
	Yeo Hiap Seng (Malaysia) Berhad	296,100	158,833
	YTL Corp. Berhad	2,986,700	4,179,311
	Yu Neh Huat Berhad	748,600	255,628
TOTAL COMMON STOCKS			152,994,054

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	1,526,067	32,863
*	Malayan United Industries Berhad A2 08/03/13	1,526,067	28,755
TOTAL PREFERRED STOCKS			61,618

RIGHTS/WARRANTS — (0.0%)
*	Melewar Industrial Group Berhad Warrants 06/14/10	95,800	4,642
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	6,035
*	Sarawak Oil Palms Berhad Warrants 2010	23,250	3,755
TOTAL RIGHTS/WARRANTS			14,432

TOTAL — MALAYSIA			153,070,104

ISRAEL — (4.4%)
COMMON STOCKS — (4.4%)
*	Afcon Industries, Ltd.	2,102	9,613
	Albad Massuot Yitzhak, Ltd.	30,729	262,370
	American Israeli Paper Mills, Ltd.	23,254	1,033,739
*	Ashtrom Properties, Ltd.	171,400	80,279
	Azorim Investment Development & Construction Co., Ltd.	299,403	3,116,147
	Bank Hapoalim, Ltd.	7,678,458	35,140,806
	Bank Leumi Le-Israel	8,338,290	30,086,880
	Bank of Jerusalem, Ltd.	71,150	100,060
*	Baran Group, Ltd.	94,200	1,045,934
	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	299,234
	CLAL Industries, Ltd.	773,796	3,577,197
*	Delta Galil Industries, Ltd.	105,248	665,573
	Discount Investment Corp.	130,152	2,702,862
*	Discount Mortgage Bank, Ltd.	3,611	436,897
	Elbit Medical Imaging, Ltd.	168,210	2,752,096
*	Electra (Israel), Ltd.	10,816	905,993
*	Electra Consumer Products	63,603	364,866
	Elron Electronic Industries, Ltd.	202,296	2,125,138
*	Feuchtwanger Investments 1984, Ltd.	10,500	27
*	First International Bank of Israel, Ltd.	550,597	1,124,855
*	First International Bank of Israel, Ltd. Par Value $0.05	294,660	3,035,559

	Formula Systems (1985), Ltd.	93,700	971,193
*	Formula Vision Technologies, Ltd.	1,953	1,348
*	Global Trade Centre Real Estate NV	3,052	16,889
*	Granite Hacarmel Investments, Ltd.	142,500	177,968
	IDB Development Corp., Ltd. Series A	217,003	5,583,758
	Industrial Building Corp., Ltd.	937,191	1,297,337
	Israel Cold Storage & Supply Co., Ltd.	7,000	47,485
	Israel Corp., Ltd. Series A	4,000	1,335,613
*	Israel Land Development Co., Ltd.	234,969	807,848
	Israel Petrochemical Enterprises, Ltd.	238,177	1,883,205
*	Israel Steel Mills, Ltd.	97,000	804
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	27,096	224,201
*	Kardan Israel, Ltd.	2,237	5,860
	Knafaim-Arkia Holdings, Ltd.	117,857	1,251,407
*	Koor Industries, Ltd.	125,769	5,858,212
	Leader Holding & Investments, Ltd.	166,882	312,135
*	Liberty Properties, Ltd.	3,457	26,107
	M.A.Industries, Ltd.	227,355	1,128,060
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	65,303
*	Metalink, Ltd.	21,794	98,490
*	Middle East Tube Co., Ltd.	46,200	58,358
	Miloumor, Ltd.	50,403	155,327
	Minrav Holdings, Ltd.	2,000	66,394
*	Naphtha Israel Petroleum Corp.	323,900	88,387
*	Nice Systems, Ltd.	41,930	2,183,738
*	OCIF Investments and Development, Ltd.	11,658	216,656
	Otzar Hashilton Hamekomi, Ltd.	1,050	78,519
*	Packer Plada, Ltd.	4,006	178,354
	Polgat Industries, Ltd. Series A	87,600	40,552
	Property and Building Corp., Ltd.	11,288	1,080,763
*	Scitex Corp., Ltd.	365,565	2,099,605
	Shrem Fudim Kelner & Co., Ltd.	101,645	359,586
	Suny Electronic Inc., Ltd.	129,761	473,244
	Super-Sol, Ltd. Series B	793,301	2,143,301
*	Team Computer & Systems, Ltd.	7,900	85,712
*	Tower Semiconductor, Ltd.	400,150	553,101
*	TTI Team Telecom International, Ltd. ADR	16,590	63,872
*	Union Bank of Israel, Ltd.	373,011	2,024,265
*	United Mizrahi Bank, Ltd.	1,263,799	7,087,899
*	Urdan Industries, Ltd.	183,950	111,981
*	Ytong Industries, Ltd.	174,250	148,343
TOTAL COMMON STOCKS			129,257,305

RIGHTS/WARRANTS — (0.0%)
*	GTC Warrants 10/06/06	91	0

TOTAL — ISRAEL			129,257,305

CZECH REPUBLIC — (3.9%)
COMMON STOCKS — (3.9%)
*	Cesky Telecom A.S.	937,593	21,040,242
	CEZ A.S.	2,744,208	95,645,472
TOTAL — CZECH REPUBLIC			116,685,714

POLAND — (3.3%)
COMMON STOCKS — (3.3%)
*	Amica Wronki SA	174,355	1,185,488
	Bank Millennium SA	6,521,691	13,239,279
	Bank Przemyslowo Handlowy BPH SA	9,050	2,255,776
*	Budimex SA	124,553	1,712,583
	Debica SA	78,669	1,560,478
*	Echo Investment SA	18,923	1,324,861
	Elektrobudowa SA	31,748	430,287
	Fabryki Mebli Forte SA	36,826	169,394
*	Huta Ferrum SA	4,233	18,025
	Impexmetal SA	241,068	10,346,761
*	Kredyt Bank SA	65,207	317,986
	Kroscienskie Huty Szkla Krosno SA	39,841	89,923
	Lentex SA	79,285	376,931
*	Mostostal Export SA	654,595	438,196
*	Mostostal Warszawa SA	183,300	769,920
*	Mostostal Zabrze Holding SA	140,376	126,970
	Netia Holdings SA	2,359,610	3,670,989
	Orbis SA	668,253	8,595,541
	Polski Koncern Naftowy Orlen SA	2,246,153	41,307,147
	Prokom Software SA	50,388	2,383,932
*	Prosper SA	13,767	58,705
	Przedsiebiorstwo Farmaceutyczne JELFA SA	139,333	4,050,523
*	Raciborska Fabryka Kotlow SA	291,972	2,267,241
TOTAL COMMON STOCKS			96,696,936

RIGHTS/WARRANTS — (0.0%)
*	Mostostal Warszawa SA Series A Rights 03/09/06	183,300	54,289

TOTAL — POLAND			96,751,225

HUNGARY — (3.1%)
COMMON STOCKS — (3.1%)
*	BorsodChem RT	467,775	5,517,091
*	Danubius Hotel & Spa RT	156,154	4,253,411
	Egis RT	115,885	16,871,101
*	Fotex RT	971,495	2,998,407
	Gedeon Richter RT	6,647	1,354,528
*	Globus Konzervipari RT	180,413	378,647
*	Linamar Hungary Autoipari es G	100,770	782,034
	Magyar olaj-Es Gazipari RT	489,756	50,580,884
*	Pannonplast RT	110,028	1,266,311
*	RABA RT	380,062	1,161,374
*	Synergon Information Systems Ltd., Budapest	134,656	404,872
*	Tiszai Vegyi Kombinat RT	253,242	6,182,471
	Zwack Unicum RT	387	20,934
TOTAL — HUNGARY			91,772,065

THAILAND — (3.1%)
COMMON STOCKS — (3.1%)
*	Adkinson Securities Public Co., Ltd. (Foreign)	1,753,500	466,285
*	Advance Agro Public Co., Ltd. (Foreign)	1,859,030	1,247,751
	Aromatics (Thailand) Public Co., Ltd. (Foreign)	1,116,100	799,049
	Bangkok Bank Public Co., Ltd. (Foreign)	229,700	745,894
	Bangkok Expressway Public Co., Ltd. (Foreign)	5,353,500	3,038,806
	Bangkok Insurance Public Co., Ltd. (Foreign)	60,600	452,447
*	Bangkok Land Public Co., Ltd. (Foreign)	39,735,803	772,161
	Bank of Ayudhya Public Co., Ltd. (Foreign)	16,377,100	7,537,402
	Banpu Public Co., Ltd. (Foreign)	1,454,300	5,354,620
	Big C Supercenter Public Co., Ltd. (Foreign)	1,274,800	1,075,643
	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)	10,961,500	1,031,407
	Capital Nomura Securities Public Co., Ltd. (Foreign)	370,100	406,911
	Central Plaza Hotel Public Co., Ltd. (Foreign)	723,000	647,021
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	27,910,440	3,853,653
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	3,889,700	2,038,835
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	9,535,200	980,095
	Erawan Group Public Co., Ltd. (Foreign)	2,475,200	189,864
	Finansa Public Co., Ltd. (Foreign)	213,400	85,120
*	GFPT Public Co., Ltd. (Foreign)	319,500	130,708
*	Golden Land Property Development Public Co., Ltd. (Foreign)	232,500	65,392
	Hana Microelectronics Public Co., Ltd. (Foreign)	935,000	669,394
	Hermraj Land & Development Public Co., Ltd. (Foreign)	15,788,300	431,948
	ICC International Public Co., Ltd. (Foreign)	2,755,000	2,896,941
*	Jasmine International Public Co., Ltd. (Foreign)	23,119,600	283,749
	Kang Yong Electric Public Co., Ltd. (Foreign)	236,200	368,402
	Kasikornbank Public Co., Ltd. (Foreign)	1,530,000	2,699,310
	KCE Electronics Public Co., Ltd. (Foreign)	520,000	76,451
	KGI Securities One Public Co., Ltd. (Foreign)	6,011,800	359,693
	Kiatnakin Finance Public Co., Ltd. (Foreign)	977,100	936,877
	Krung Thai Bank Public Co., Ltd. (Foreign)	29,431,100	9,331,262
	Krungthai Card Public Co., Ltd. (Foreign)	612,600	395,504
	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	545,800	683,820
	Loxley Public Co., Ltd. (Foreign)	5,492,700	382,003
	MBK Development Public Co., Ltd. (Foreign)	307,400	373,344
*	Millennium Steel Public Co., Ltd. (Foreign)	11,139,300	321,846
	MK Real Estate Development Public Co., Ltd. (Foreign)	1,911,100	144,640
*	M-Link Asia Corp. Public Co., Ltd.	812,600	54,437
	Modernform Group Public Co., Ltd. (Foreign)	46,000	45,283
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	134,300	892,815
*	Nakornthai Strip Mill Public Co., Ltd. (Foreign)	29,133,700	439,501
	National Finance and Securities Public Co., Ltd. (Foreign)	9,726,200	3,705,456
*	Natural Park Public Co., Ltd. (Foreign)	13,325,200	340,711
*	Pacific Assets Public Co., Ltd. (Foreign)	380,000	36,144
	Padaeng Industry Public Co., Ltd. (Foreign)	1,600,800	925,034
*	PTT Chemical Public Co., Ltd. (Foreign)	3,156,210	6,859,572
	Quality Houses Public Co., Ltd. (Foreign)	21,805,500	674,627
	Regional Container Lines Public Co., Ltd. (Foreign)	6,950,000	4,122,731
	Rojana Industrial Park Public Co., Ltd. (Foreign)	222,600	67,731

	Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)	3,316,000	1,441,370
	Saha Pathanapibul Public Co., Ltd. (Foreign)	1,367,000	554,000
	Saha-Union Public Co., Ltd. (Foreign)	3,025,300	1,307,276
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	25,681,200	748,570
	Sansiri Public Co., Ltd. (Foreign)	3,262,200	300,279
	Seamico Securities Public Co., Ltd. (Foreign)	1,130,400	123,127
*	Shinawatra Satellite Public Co., Ltd. (Foreign)	939,100	302,548
	Siam Commercial Bank Public Co., Ltd. (Foreign)	4,716,800	7,899,524
	Siam Food Products Public Co., Ltd. (Foreign)	97,100	111,723
	Siam Industrial Credit Public Co., Ltd. (Foreign)	4,478,950	647,049
	Siam Makro Public Co., Ltd. (Foreign)	331,200	592,790
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	305,431	98,400
	Supalai Public Co., Ltd. (Foreign)	2,240,266	184,445
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	1,454,600	628,554
	Thai Rayon Public Co., Ltd. (Foreign)	165,000	151,879
	Thai Rung Union Car Public Co., Ltd. (Foreign)	5,386,250	785,007
	Thai Wacoal Public Co., Ltd. (Foreign)	93,300	80,811
*	Tipco Asphalt Public Co., Ltd. (Foreign)	246,356	115,903
*	TPI Polene Public Co., Ltd. (Foreign)	4,168,162	2,376,630
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	1,987,600	97,576
	Tycoons Worldwide Group Public Co., Ltd. (Foreign)	1,243,300	259,087
*	United Communication Industry Public Co., Ltd. (Foreign)	864,400	1,099,563
	Vanachai Group Public Co., Ltd. (Foreign)	1,774,400	251,801
	Vinythai Public Co., Ltd. (Foreign)	4,096,017	1,026,361
TOTAL COMMON STOCKS			90,622,563

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006	3,987,330	0
*	Modernform Group Public Co., Ltd. (Foreign) Warrants 11/30/07	4,600	182
TOTAL RIGHTS/WARRANTS			182

TOTAL — THAILAND			90,622,745

INDONESIA — (2.9%)
COMMON STOCKS — (2.9%)
*	PT Apac Centretex Corporation Tbk	774,000	5,894
	PT Asahimas Flat Glass Tbk	5,333,500	2,075,311
	PT Astra Agro Lestari Tbk	5,650,000	3,611,490
	PT Astra Graphia Tbk	18,779,000	611,052
	PT Bank Pan Indonesia Tbk	113,482,661	5,342,466
	PT Berlian Laju Tanker Tbk	54,456,800	8,209,126
	PT Bhakti Investama Tbk	31,933,500	590,851
	PT Branta Mulia Tbk	180,000	24,601
*	PT Budi Acid Jaya Tbk	6,410,000	69,365
*	PT Charoen Pokphand Indonesia Tbk	13,979,000	546,233
	PT Clipan Finance Indonesia Tbk	12,461,000	451,215
*	PT Davomas Adabi Tbk	71,017,500	689,656
	PT Dynaplast Tbk	3,040,000	345,962
*	PT Ever Shine Textile Tbk	19,347,215	179,092
*	PT Great River International Tbk	1,788,000	89,570
*	PT GT Petrochem Industries Tbk	588,500	20,574
*	PT Hero Supermarket Tbk	220,000	142,554

	PT Indorama Synthetics Tbk	7,901,320	395,058
	PT International Nickel Indonesia Tbk	7,522,000	12,758,562
	PT Jaya Real Property Tbk	5,189,500	1,041,284
*	PT Karwell Indonesia Tbk	1,466,500	22,359
*	PT Kawasan Industry Jababeka Tbk	534,000	6,360
	PT Lautan Luas Tbk	7,721,000	418,169
	PT Matahari Putra Prima Tbk	12,852,500	1,099,076
	PT Mayorah Indah Tbk	8,497,572	673,633
	PT Medco Energi International Tbk	31,249,000	14,012,248
	PT Metrodata Electronics Tbk	18,582,000	150,876
*	PT Modern Photo Tbk	1,266,500	74,480
*	PT Mutlipolar Corporation Tbk	7,188,750	109,106
*	PT Panasia Indosyntec Tbk	403,200	18,113
	PT Panin Insurance Tbk	27,086,000	848,697
*	PT Samudera Indonesia Tbk	154,000	161,151
	PT Selamat Semp Tbk	10,624,000	357,005
	PT Semen Gresik Tbk	8,421,591	21,255,563
*	PT Sinar Mas Agro Resources & Technology Tbk	8,442,900	1,411,596
	PT Summarecon Agung Tbk	2,250,000	207,060
*	PT Sunson Textile Manufacturer Tbk	6,012,000	227,963
*	PT Suparma Tbk	3,995,345	74,140
*	PT Surya Dumai Industri Tbk	5,145,000	201,710
	PT Surya Toto Indonesia Tbk	46,400	30,319
	PT Tempo Scan Pacific Tbk	6,466,000	4,752,371
	PT Tigaraksa Satria Tbk	684,000	22,347
	PT Timah Tbk	5,855,000	1,300,273
	PT Trias Sentosa Tbk	29,527,200	463,734
	PT Trimegah Sec Tbk	34,298,000	556,720
	PT Tunas Ridean Tbk	10,810,000	753,139
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	373,555
	PT Unggul Indah Corp. Tbk	371,435	118,317

TOTAL — INDONESIA			86,899,996

CHILE — (2.0%)
COMMON STOCKS — (2.0%)
	Banco de Credito e Inversiones SA Series A	54,733	1,460,252
	Banmedica SA	347,000	301,885
	CAP SA (Compania de Aceros del Pacifico)	199,310	2,909,213
	Cementos Bio-Bio SA	104,629	251,838
	Cervecerias Unidas SA	143,000	771,329
	Consumidores de Gas de Santiago SA	103,000	527,695
	Corpbanca SA	110,615,953	620,176
	Cristalerias de Chile SA	49,852	520,446
	CTI SA (Cia Tecno Industrial)	4,900,000	118,415
	Empresa Nacional de Electricidad SA	2,694,503	2,833,851
	Empresa Nacional de Telecomunicaciones SA	116,880	1,242,803
	Empresas CMPC SA	313,629	8,549,384
	Empresas Copec SA	947,488	8,937,253
	Empresas Iansa SA	14,549,981	2,657,956
	Enersis SA	31,903,095	7,876,317
	Industrias Forestales Inforsa SA	2,387,597	554,375
*	Inversiones Frimetal SA	4,900,000	0

*	Madeco Manufacturera de Cobre SA	14,088,116	1,225,101
*	Masisa SA	3,620,083	748,862
	Minera Valparaiso SA	7,500	130,498
	Parque Arauco SA	543,207	367,564
	Sociedad Industrial Pizarreno SA	63,000	166,863
	Sociedad Quimica y Minera de Chile SA Series A	43,364	511,398
	Sociedad Quimica y Minera de Chile SA Series B	945,090	11,538,411
	Soquimic Comercial SA	150,000	39,149
	Sud Americana de Vapores SA	934,300	1,452,252
	Telecomunicaciones de Chile SA Series A	1,125,902	2,448,796
	Telecomunicaciones de Chile SA Series B	372,166	737,497
	Vina de Concha y Toro SA	350,000	510,875
	Vina San Pedro SA	8,300,000	81,837
	Vina Sta Carolina SA Series A	163,489	101,143

TOTAL — CHILE			60,193,434

UNITED STATES — (1.4%)
COMMON STOCKS — (1.4%)
*	Enersis SA ADR	106,100	1,301,847
	POSCO Sponsored ADR	714,500	41,755,380

TOTAL — UNITED STATES			43,057,227

PHILIPPINES — (1.2%)
COMMON STOCKS — (1.2%)
	Aboitiz Equity Ventures, Inc.	5,782,000	540,262
	Alaska Milk Corp.	7,953,000	552,365
*	Alsons Consolidated Resources, Inc.	16,904,000	158,885
	Bacnotan Consolidated Industries, Inc.	1,696,970	282,344
*	Belle Corp.	30,800,000	584,930
*	Cebu Holdings, Inc.	7,763,250	256,244
*	Digital Telecommunications (Philippines), Inc.	131,630,000	2,290,291
	Equitable PCI Bank, Inc.	2,841,900	3,526,500
*	Fil-Estate Land, Inc.	3,196,340	26,522
*	Filinvest Development Corp.	5,283,500	184,754
*	Filinvest Land, Inc.	189,880,125	4,455,620
*	Filipina Water Bottling Corp.	5,471,786	0
*	First E-Bank Corp.	409,000	7,951
	First Philippines Holdings Corp.	136,800	109,652
	Keppel Philippines Marine, Inc.	9,725,165	142,570
*	Kuok Philippine Properties, Inc.	4,300,000	17,383
*	Megaworld Properties & Holdings, Inc.	215,844,000	5,726,725
	Metro Bank and Trust Co.	811,620	547,155
*	Mondragon International Philippines, Inc.	2,464,000	5,957
	Petron Corp.	15,160,000	1,330,856
*	Philippine National Bank	3,619,900	2,170,142
*	Philippine National Construction Corp.	398,900	19,675
*	Philippine Realty & Holdings Corp.	20,930,000	85,235
	Philippine Savings Bank	1,095,390	741,560
*	Prime Orion Philippines, Inc.	14,400,000	66,191
*	RFM Corp.	2,488,200	35,390

	Robinson’s Land Corp. Series B	16,019,000	2,010,072
	Security Bank Corp.	2,713,200	1,971,796
	SM Development Corp.	21,996,400	635,669
*	Solid Group, Inc.	19,668,000	188,553
	Soriano (A.) Corp.	20,195,000	904,037
	Union Bank of the Philippines	547,400	354,273
	Universal Robina Corp.	18,561,345	6,534,937
*	Urban Bank, Inc.	14,950	144

TOTAL — PHILIPPINES			36,464,640

ARGENTINA — (0.5%)
COMMON STOCKS — (0.5%)
	Acindar Industria Argentina de Aceros SA Series B	824,256	1,404,475
*	Alpargatas SA Industrial y Comercial	6,363	9,604
*	Banco Frances del Rio de la Plata SA	163,135	396,134
*	Banco Suquia SA	327,868	51,786
*	Capex SA Series A	131,575	243,507
*	Celulosa Argentina SA Series B	14,412	12,003
*	Central Costanera SA Series B	261,000	282,326
*	Central Puerto SA Series B	141,000	89,983
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	631,402
	DYCASA SA (Dragados y Construcciones Argentina) Series B	55,000	58,178
*	IRSA Inversiones y Representaciones SA	1,196,421	1,477,426
*	Juan Minetti SA	789,693	856,738
	Ledesma S.A.A.I.	885,405	548,093
*	Metrogas SA Series B	176,000	69,076
*	Molinos Rio de la Plata SA Series B	502,274	693,968
*	Polledo SA Industrial y Constructora y Financiera	50,000	9,493
	Siderar S.A.I.C. Series A	534,314	4,492,498
	Solvay Indupa S.A.I.C.	1,249,322	1,355,389
	Tenaris SA	140,000	2,159,908
*	Transportadora de Gas del Sur SA Series B	379,679	387,684

TOTAL — ARGENTINA			15,229,671

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $29,888,000 FHLMC Notes 4.00%, 09/22/09, valued at $29,477,040) to be repurchased at $29,044,549	$29,041	29,041,000

TOTAL INVESTMENTS - (100.0%)
(Cost $1,839,367,645)##		$2,970,091,232

Organizational Note

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors Inc.

Security Valuation Note

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Federal Tax Cost Note

At February 28, 2006, the total cost of securities for federal income tax purposes was $1,840,252,367 for Dimensional Emerging Markets Value Fund Inc.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

(a)           Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:	/s/ David G. Booth
David G. Booth
Co-Chairman, Director, President,
Chief Executive Officer and Chief Investment Officer

Date:  April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund Inc.

Date:  April 24, 2006

By:	/s/ Michael T. Scardina
Michael T. Scardina
Principal Financial Officer
Dimensional Emerging Markets Value Fund Inc.

Date:  April 24, 2006